Equity - Summary of Outstanding Share Options (Detail) pure in Thousands	12 Months Ended
	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share options, Outstanding at beginning of year	22,068	22,854
Share options, Granted	1,575	2,011
Share options, Exercised	(3,710)	(2,275)
Share options, Forfeited	(107)	(78)
Share options, Expired	(51)	(444)
Share options, Outstanding at end of year	19,775	22,068
Share options, Vested and exercisable at end of year	14,036	12,266
Weighted Average Exercise Price, Outstanding at beginning of year	$ 19.52	$ 18.38
Weighted Average Exercise Price, Granted	37.44	27.79
Weighted Average Exercise Price, Exercised	14.58	11.47
Weighted Average Exercise Price, Forfeited	32.92	16.25
Weighted Average Exercise Price, Expired	37.56	40.40
Weighted Average Exercise Price, Outstanding at end of year	21.75	19.52
Weighted Average Exercise Price, Vested and exercisable at end of year	$ 22.83	$ 24.94